Income Taxes - Operating loss carryforwards (Details) ¥ in Thousands	Dec. 31, 2023 JPY (¥)
Income Taxes
Operating Loss Carryforwards Expiring Between 2028 And 2031	¥ 511,939
Operating Loss Carryforwards Expiring 2032 And Thereafter	1,480,573
Total	¥ 1,992,512